Average Annual Total Returns{- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-13 - Fidelity Canada Fund	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Canada Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Canada Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Canada Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Canada Fund: Class Z Return Before Taxes Inception Date	DR001 Past 1 year	DR001 Past 5 years	DR001 Past 10 years
Total	18.17%	1.89%	3.61%	17.36%	1.43%	3.06%	11.86%	1.63%	2.99%	20.67%	2.07%	3.55%	23.49%	2.36%	3.46%	25.85%	3.46%	4.56%	26.01%		7.41%	[1]	Oct. 02, 2018	29.42%	3.90%	4.65%

[1]	(a)Since inception October 2, 2018.